Significant partly-owned subsidiaries - Narratives (Details) - Nokia Shanghai Bell Co., Ltd - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of significant investments in partly owned subsidiaries [line items]
Proportion of ownership interest in subsidiary	50.00%
Shares more or (less) than 50% ownership (in shares)	1
Expense (income) due to change in fair value of financial liability	€ 5	€ 2	€ (11)
Expected future cash outflow for settlements	€ 487	€ 455